Significant Loss from Disasters - Additional Information (Detail) - TWD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2016
Disclosure of types of insurance contracts [abstract]
Earthquake losses		$ 2,492.1
Loss from virus outbreak	$ 2,596.0